Expense Example, No Redemption (Vanguard Institutional Target Retirement 2025 Fund Institutional) - Vanguard Institutional Target Retirement 2025 Fund - Vanguard Institutional Target Retirement 2025 Fund - Institutional Shares
	1 YEAR	3 YEAR
USD ($)	10	32